Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 23, 2022
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Ultra Short Municipal Bond Fund (the Fund)	12/10/2021
On June 23, 2022, the Fund's Board of Trustees approved changes to the Fund's name, principal investment strategies, and benchmark. As a result, effective on or about September 1, 2022 (the Effective Date), the Fund’s name is changed to Columbia Ultra Short Duration Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia Ultra Short Municipal Bond Fund are hereby deleted and replaced with Columbia Ultra Short Duration Municipal Bond Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)). These securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities, and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may also invest indirectly in such securities through investments in underlying funds, including affiliated funds. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.
The Fund generally invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). The Fund may from time to time emphasize investment exposure to one or more states in selecting its investments.
The Fund’s portfolio duration normally ranges up to two years.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
In connection with the changes to the Fund's principal investment strategies and comparative indices in this Supplement, the information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Effective September 1, 2022, the Fund compares its performance to that of the Bloomberg 1 Year Municipal Bond Index (the New Index). Prior to this date, the Fund compared its performance to that of the Bloomberg 1 Year Municipal Bond Index, iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index, and Blended Benchmark (consisting of 50% Bloomberg 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index)  (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the Former Index also will be shown for a one-year transition period.
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
The "Average Annual Total Returns" table under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)
	Share Class Inception Date	1 Year	5 Years	10 Years or, if less, Since Share Class Inception Date
Class Adv	09/30/2009
returns before taxes		1.25%	1.29%	1.19%
returns after taxes on distributions		1.25%	1.28%	1.18%
returns after taxes on distributions and sale of Fund shares		1.17%	1.26%	1.17%
Class A returns before taxes	05/27/2014	-1.06%	0.62%	0.54%
Bloomberg 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.76%	1.43%	1.16%
	Share Class Inception Date	1 Year	5 Years	10 Years or, if less, Since Share Class Inception Date
Since Inception of Class A	05/27/2014	N/A	N/A	1.20%
Blended Benchmark (consisting of 50% Bloomberg 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index) (reflects no deductions for fees, expenses or taxes)		1.05%	1.01%	0.73%
Since Inception of Class A	05/27/2014	N/A	N/A	0.82%
iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index (reflects deduction of fees and no deduction for sales charges or taxes)		0.35%	0.58%	0.30%
Since Inception of Class A	05/27/2014	N/A	N/A	0.44%
The rest of the section remains the same.

Columbia Ultra Short Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 23, 2022
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Ultra Short Municipal Bond Fund (the Fund)	12/10/2021
On June 23, 2022, the Fund's Board of Trustees approved changes to the Fund's name, principal investment strategies, and benchmark. As a result, effective on or about September 1, 2022 (the Effective Date), the Fund’s name is changed to Columbia Ultra Short Duration Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia Ultra Short Municipal Bond Fund are hereby deleted and replaced with Columbia Ultra Short Duration Municipal Bond Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)). These securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities, and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may also invest indirectly in such securities through investments in underlying funds, including affiliated funds. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.
The Fund generally invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). The Fund may from time to time emphasize investment exposure to one or more states in selecting its investments.
The Fund’s portfolio duration normally ranges up to two years.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
In connection with the changes to the Fund's principal investment strategies and comparative indices in this Supplement, the information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Effective September 1, 2022, the Fund compares its performance to that of the Bloomberg 1 Year Municipal Bond Index (the New Index). Prior to this date, the Fund compared its performance to that of the Bloomberg 1 Year Municipal Bond Index, iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index, and Blended Benchmark (consisting of 50% Bloomberg 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index)  (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the Former Index also will be shown for a one-year transition period.
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
The "Average Annual Total Returns" table under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)
	Share Class Inception Date	1 Year	5 Years	10 Years or, if less, Since Share Class Inception Date
Class Adv	09/30/2009
returns before taxes		1.25%	1.29%	1.19%
returns after taxes on distributions		1.25%	1.28%	1.18%
returns after taxes on distributions and sale of Fund shares		1.17%	1.26%	1.17%
Class A returns before taxes	05/27/2014	-1.06%	0.62%	0.54%
Bloomberg 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.76%	1.43%	1.16%
	Share Class Inception Date	1 Year	5 Years	10 Years or, if less, Since Share Class Inception Date
Since Inception of Class A	05/27/2014	N/A	N/A	1.20%
Blended Benchmark (consisting of 50% Bloomberg 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index) (reflects no deductions for fees, expenses or taxes)		1.05%	1.01%	0.73%
Since Inception of Class A	05/27/2014	N/A	N/A	0.82%
iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index (reflects deduction of fees and no deduction for sales charges or taxes)		0.35%	0.58%	0.30%
Since Inception of Class A	05/27/2014	N/A	N/A	0.44%
The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)). These securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities, and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may also invest indirectly in such securities through investments in underlying funds, including affiliated funds. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.
The Fund generally invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). The Fund may from time to time emphasize investment exposure to one or more states in selecting its investments.
The Fund’s portfolio duration normally ranges up to two years.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 1, 2022, the Fund compares its performance to that of the Bloomberg 1 Year Municipal Bond Index (the New Index). Prior to this date, the Fund compared its performance to that of the Bloomberg 1 Year Municipal Bond Index, iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index, and Blended Benchmark (consisting of 50% Bloomberg 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index) (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the Former Index also will be shown for a one-year transition period.
Columbia Ultra Short Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
5 Years	rr_AverageAnnualReturnYear05	0.62%
Since Share Class Inception	rr_AverageAnnualReturnSinceInception	0.54%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2014
Columbia Ultra Short Municipal Bond Fund | Class Adv
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	1.19%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Columbia Ultra Short Municipal Bond Fund | returns after taxes on distributions | Class Adv
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	1.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Columbia Ultra Short Municipal Bond Fund | returns after taxes on distributions and sale of Fund shares | Class Adv
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	1.17%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Columbia Ultra Short Municipal Bond Fund | Bloomberg 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.16%
Columbia Ultra Short Municipal Bond Fund | Bloomberg 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Share Class Inception	rr_AverageAnnualReturnSinceInception	1.20%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2014
Columbia Ultra Short Municipal Bond Fund | Blended Benchmark (consisting of 50% Bloomberg 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	0.73%
Columbia Ultra Short Municipal Bond Fund | Blended Benchmark (consisting of 50% Bloomberg 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index) (reflects no deductions for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Share Class Inception	rr_AverageAnnualReturnSinceInception	0.82%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2014
Columbia Ultra Short Municipal Bond Fund | iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index (reflects deduction of fees and no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	0.58%
10 Years	rr_AverageAnnualReturnYear10	0.30%
Columbia Ultra Short Municipal Bond Fund | iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index (reflects deduction of fees and no deduction for sales charges or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Share Class Inception	rr_AverageAnnualReturnSinceInception	0.44%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2014